Property and Equipment	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property and Equipment
4.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following (in thousands):

	As of December 31,
	2014	2013
Laboratory equipment	$1,163	$1,246
Computer equipment	260	183
Office furniture and equipment	292	257
Leasehold improvements	117	91
	1,832	1,777
Less accumulated depreciation and amortization	(1,490)	(1,532)
Property and equipment, net	$342	$245

Depreciation and amortization expense for the years ended December 31, 2014, 2013 and 2012 was $126,000, $197,000 and $346,000, respectively.